General and Basis of Presentation	6 Months Ended
Jun. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General and Basis of Presentation

(1) General and Basis of Presentation

(a) General

Stabilis Energy, LLC is a Texas Limited liability company (“the Company”) formed in 2013 to produce, market, and sell liquefied natural gas (“LNG”). The Company also resells liquefied natural gas from third parties and provides services, transportation, and equipment to customers.

The Company is a supplier of LNG to the industrial, midstream, and oilfield sectors in North America and provides turnkey fuel solutions to help industrial users of diesel and other crude-based fuel products convert to LNG, resulting in reduced fuel costs and improved environmental footprint. The Company opened a 120,000 gallons per day (“gpd”) LNG production facility in George West, Texas in January 2015 to service industrial and oilfield customers in Texas and the greater Gulf Coast region. The Company owns a second liquefaction plant capable of producing 25,000 gpd that is being relocated. The Company is vertically integrated from LNG production through distribution and cryogenic equipment rental.

On February 28, 2017, the Company acquired Prometheus Energy Group Incorporated (“Prometheus”) in a transaction between entities under common control and Prometheus became an 80% owned subsidiary of the Company. Because the entities are under common control, the assets and liabilities of Prometheus were transferred to the Company at their historic cost.

Prometheus markets and distributes LNG for off road, high horsepower applications. Prometheus provides LNG and service solutions to users in the oil and gas, mining, remote and temporary power, mobile on-site refueling, processing and other industrial markets as a low-cost fuel source for operations in North America. Prometheus owns and utilizes a fleet of cryogenic transportation, storage and vaporization trailers and related equipment. Prometheus business includes logistics, delivery, on-site storage and vaporization, and operation, project management and maintenance services for its customers. Prometheus primarily provides LNG fuel supply solutions for off-pipeline fuel users to multiple industrial markets as a replacement of oil derived fuels such as diesel and propane. Prometheus supplies its contracted customers with LNG from third party suppliers.

On November 28, 2018, the Company’s members and related party creditors entered into a two-step Contribution and Exchange Agreement to form LNG Investment Company, LLC (“LNG Investment”) and restructure the capitalization of the Company. On November 30, 2018, the members contributed 1,000 membership units in the Company to LNG Investment in exchange for 2,000 Class B units in LNG Investment. The contribution and exchange of units resulted in the Company becoming a wholly owned subsidiary of LNG Investment. Subsequently, the related party creditors of the Company and holders of an aggregate net carrying amount of $48.7 million of indebtedness, each contributed their individual indebtedness to LNG Investment in exchange for Class A units in proportion to their percentage of indebtedness in total. An aggregate of 4,874.28 Class A units were issued by LNG Investment to the related party creditors of the Company.

On December 17, 2018, the Company entered into a definitive share exchange agreement with American Electric Technologies, Inc. (“AETI”) to enter into a business combination transaction. At the closing, the Company’s owners contributed 100% of their outstanding membership units to AETI in exchange for AETI common stock resulting in the Company and its subsidiaries becoming a wholly-owned subsidiary of AETI.

On July 26, 2019 (the “Effective Date”), we completed the business combination transaction (the “Share Exchange”) by which American Electric Technologies, Inc., a Florida corporation (“American Electric”) acquired 100% of the outstanding limited liability company interests of Stabilis Energy, LLC from LNG Investment Company, LLC, a Texas limited liability company (“Holdings”) and 20% of the outstanding limited liability company interests of PEG Partners, LLC, a Delaware limited liability company (“PEG”) from AEGIS NG LLC, a Texas limited liability company (“AEGIS”). The remaining 80% of the outstanding limited liability company interests of PEG were owned directly by Stabilis Energy, LLC. As a result, Stabilis Energy, LLC became the 100% directly-owned subsidiary and Prometheus became the 100% indirectly-owned subsidiary of American Electric. Under the Share Exchange Agreement entered into on December 17, 2018 and amended on May 8, 2019, (as amended, the “Share Exchange Agreement”), American Electric issued 105,558,606 shares of common stock to acquire Stabilis Energy, LLC, which represented 90% of the total amount of the common stock of American Electric which was issued and outstanding as of the Effective Date. The proposed transaction was approved by the shareholders of American Electric at a Special Meeting of Stockholders. The transaction closed on July 26, 2019. The Share Exchange resulted in a change of control of American Electric to control by Casey Crenshaw by virtue of his beneficial ownership of 88.4% of the common stock of American Electric outstanding as of the Effective Date.

(b) Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned and majority-owned subsidiaries Stabilis Energy Services, LLC, and Stabilis Oilfield Investment Company, LLC and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to state fairly the Company’s consolidated financial position as of June 30, 2019, and results of operations for the six months ended June 30, 2019 and 2018, and cash flows for the six months ended June 30 , 2019 and 2018. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations for the six month periods ended June 30, 2019 and 2018 are not necessarily indicative of the results to be expected for the year ending December 31, 2019 or for any other interim period or for any future year.

Certain information and disclosures normally included in the notes to consolidated financial statements have been condensed or omitted, but the resultant disclosures contained herein are in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) as they apply to interim reporting. The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements as of and for the year ended December 31, 2018.

The accompanying unaudited condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2014-15, Presentation of Financial Statements – Going Concern (Subtopic 205-40), effective January 1, 2017, which requires the Company to make certain disclosures if it concludes that there is substantial doubt about the entity’s ability to continue as a going concern within one year from the date of the issuance of these financial statements. The Company has incurred recurring operating losses and has negative working capital. The Company is subject to substantial business risks and uncertainties inherent in the current LNG industry. There is no assurance that the Company will be able to generate sufficient revenues in the future to sustain itself or to support future growth.

These factors were reviewed by management to determine if there was substantial doubt as to the Company’s ability to continue as a going concern. Management concluded that its plan to address the Company’s liquidity issues would allow it to continue as a going concern. Those plans include projected positive cash flows from operations and the majority member’s intent and ability to support operations if required.

Cash flows from operations have continued to improve due to sales volumes and reduced operating costs. Management believes that its business will continue to grow and will generate sufficient cash flows to fund future operations.

On November 30, 2018, related party debt holders converted $48.7 million of debt to equity to improve the Company’s financial position and reduce its future debt service requirements. Additionally, in August 2017 the Company negotiated and amended to its promissory note to Chart Industries. This amendment reduced and extended its mandatory debt service payments to provide future payments that management believes are sustainable based on current and projected operating performance.

The preparation of the condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant items subject to such estimates include the carrying amount of contingencies, and valuation allowances for receivables, inventories, and deferred income tax assets. Actual results could differ from those estimates, and these differences could be material to the consolidated financial statements.